Description of Business	12 Months Ended
Dec. 31, 2017
Description of Business
Description of Business

1.         Description of Business

The accompanying consolidated financial statements include the financial statements of China New Borun Corporation (“New Borun”), Golden Direction Limited (“Golden Direction”), China High Enterprises Limited (“China High”), Shandong Borun Industrial Co., Ltd. (“Shandong Borun”) and Daqing Borun Biotechnology Co., Ltd (“Daqing Borun”).  New Borun, Golden Direction, China High, Shandong Borun and Daqing Borun are collectively referred to as the “Company”.

New Borun, the holding company, was incorporated in Cayman Islands on December 21, 2009.

Golden Direction was incorporated in the British Virgin Islands on March 28, 2008. Effective as of March 31, 2010, New Borun consummated a share exchange agreement with Golden Direction whereby New Borun acquired 100% of the voting capital stock of Golden Direction. As of the date of that agreement, (1) Golden Direction became a wholly owned subsidiary of New Borun and (2) Golden Direction held approximately 74.24% of the voting capital stock of China High Enterprises Limited, or China High, our Hong Kong holding company. Effective as of March 31, 2010, New Borun and Golden Direction consummated a share exchange agreement whereby New Borun through Golden Direction acquired the remaining 25.76% equity interest of China High.

China High was incorporated in Hong Kong’s Special Administrative Region on July 15, 2008.

Weifang Great Chemical, Inc. (“WGC”) was established as a limited liability company on March 21, 2001 in China’s Shandong Province under the laws of the People’s Republic of China (“PRC”). For restructuring and reorganization purposes, pursuant to an equity interest acquisition agreement, China High acquired all of the equity interests of WGC on September 30, 2008.  In December 2008, China High through WGC acquired a 100% equity interest in Shandong Borun, the operating company. Shandong Borun was the predecessor of the Company and operated all of the business of the Company prior to a restructuring in 2008 (the “Restructuring”). Shandong Borun was set up in the city of Shouguang in China’s Shandong Province by Mr. Jinmiao Wang (“Mr. Wang”) and his family members (collectively the “Wang Family”) on December 1, 2000. The establishment of China High and the acquisition of Shandong Borun through WGC has been accounted for as a recapitalization or reorganization of Shandong Borun since the stockholders consisted of the same majority shareholders (no change in control) and there was no change in management immediately following the completion of the transaction in accordance with the provisions of the Financial Accounting Standards Board (“FASB”)  Accounting Standards Codification (“ASC”) Topic 805-50-15-6, “Business Combinations”.

On July 9, 2008, Shandong Borun acquired all of the equity interests in Daqing Borun, a company formerly called Daqing Anxin Tongwei Alcohol Manufacturing Co., Ltd. (Anxin Tongwei), a limited liability company established under the laws of the PRC on September 20, 2004 in Daqing city, Heilongjiang Province, China. The total purchase price of RMB139,000,000 was allocated based on the estimated fair values of the assets acquired and liabilities assumed at the date of purchase in accordance with FASB ASC Topic 805, “Business Combinations”. Anxin Tongwei began production of edible alcohol in 2005; however, due to operation and financing problems, Anxin Togwei ceased production and applied for bankruptcy on July 26, 2007. On July 1, 2008, the Court made the verdict to approve that certain Acquisition Agreement between Shandong Borun and Anxin Tongwei on June 26, 2008, and on July 9, 2008 the parties completed the acquisition pursuant to which Anxin Tongwei became a wholly owned subsidiary of Shandong Borun. As of the acquisition date, Anxin Tongwei had been idle for more than one year, with no management personnel or production, employees or revenue. Accordingly, under FASB ABC Topic 805, since the acquired set of assets exclude several key items (employees, processes and customers), the Company concluded that the acquired set of assets does not constitute a business and, as a result, accounted for the transaction as an asset acquisition. Subsequent to the acquisition, we spent more than a year and approximately RMB110 million in facility improvements, including improvements to machinery and equipment, in order to replace the previous owner’s “dry” method manufacturing process with our in-house developed Borun Wet Process and we also changed the name of Anxin Tongwei to Daqing Borun Biotechnology Co., Ltd. (since we regard “corn deep-processing” as a part of the biotechnology field, we named it accordingly).

The establishment of New Borun on December 21, 2009 and acquisition through share exchange between New Borun, Golden Direction and China High effective as of March 31, 2010 has been accounted for as a recapitalization or reorganization since the stockholders consisted of the same majority shareholders (no change in control) and there was no change in management immediately following the completion of the transaction in accordance with the provision of FASB ASC Topic 805-50-15-6.  Accordingly, the transaction is treated as a recapitalization or reorganization of China High and the assets and liabilities and the historical operations that are reflected in the financial statements are those of China High and its subsidiaries and are recorded at the historical cost basis. New Borun, Golden Direction and China High are holding companies. Financial statements and financial information presented for prior years have been retrospectively adjusted to furnish comparative information for periods during which Golden Direction, China High, WGC and Shandong Borun were under common control. On November 15, 2012, WGC merged into Shandong  Borun, as a result of the merger WGC is deregistered and China High obtained 100% direct control over Shandong Borun.

During the year ended December 31, 2016, the Company has disposed all long-lived assets of foam insulation business segment and exited the business accordingly. The income (loss) before income tax expenses of foam insulation business segment for the years ended December 31, 2015 and 2016 were RMB(6,891,333) and RMB810,840, respectively, which represented (4%) and 1% to the Company’s consolidated income before income tax expenses for the years ended December 31, 2015 and 2016, respectively. The disposal of foam insulation business does not represent a strategic shift that had a major effect on our operations and financial results. As such, the disposal of long-lived assets of foam insulation business segment have not been reported in discontinued operations as required by FASB ASC Topic 205-20, “Presentation of Financial Statements—Discontinued Operations” in the consolidated financial statements for the periods presented.

The Company develops and operates its business through Shandong Borun and Daqing Borun. The Company is principally engaged in manufacture and distribution of edible alcohol and chemical products. The Company also produces Distillers Dried Grains with Solubles high-protein feed (“DDGS Feed”), liquid carbon dioxide and crude corn oil as by-products of edible alcohol production. The Company’s chemical products are chlorinated polyethylene (“CPE”) and 2-Acrylamido-2-methylpropane sulfonic acid (“AMPS”) that are widely used in a broad range of industries. The Company operates and manages its business as two reportable segments: “Corn-base edible alcohol and its by-products” and “Chemical products”. The “Chemical products” segment comprises of AMPS, CPE and foam insulation (disposed during the year ended December 31, 2016).